Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Item 402(v) Pay Versus Performance

The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how the Company or the Compensation Committee view the link between the Company’s performance and named executive officer (“NEO”) pay. For additional information about our pay for performance compensation philosophy and how we seek to align executive compensation with the Company’s performance, refer to “Executive and Director Compensation” beginning on page 48.

Required Tabular Disclosure of Pay Versus Performance

The table below shows compensation actually paid (as defined by the SEC in Item 402(v) of Regulation S-K) for our NEOs and the required financial performance measures for the years shown in the table. Use of the term “compensation actually paid” (“CAP”) is required by the SEC’s rules and as a result of the calculation methodology required by the SEC, such amounts differ from compensation actually received by the individuals and the compensation decisions described in the “Executive and Director Compensation” section above. For purposes of this discussion, our Chief Executive Officer is also referred to as our principal executive officer or “PEO” and our other NEOs are referred to as our “Non-PEO NEOs”.

Fiscal Year	Summary Compensation Table Total for PEO(1)(2)	Compensation Actually Paid to PEO(1)(3)	Average Summary Compensation Table Total for Non-PEO NEOs(1)(2)	Average Compensation Actually Paid to Non-PEO NEOs(1)(3)	Value of Initial Fixed $100 Investment Based on Total Stockholder Return(4)	Net Income (thousands)(5)
2024	$684,392	$754,068	$512,832	$541,557	$19.85	$(8,067)
2023	$1,348,215	$1,029,248	$806,380	$671,536	$19.18	$(13,335)
2022	$1,678,838	$606,129	$909,863	$442,017	$28.12	$(62,428)

(1)
NEOs included in these columns reflect the following individuals:

Year	PEO	Non-PEO NEOs
2024	Bruce D. Steel	Stephen Connelly, Ph. D., Christine Zedelmayer
2023	Bruce D. Steel	Stephen Connelly, Ph. D., Christine Zedelmayer
2022	Bruce D. Steel	Stephen Connelly, Ph. D., Christine Zedelmayer

(2)
Amounts reflect Summary Compensation Table Total Pay for our NEOs for each corresponding year.
(3)
CAP has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). The CAP calculation includes the end-of-year value of awards granted within the fiscal year, the change in fair value from prior year end of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when, or at which intrinsic value they will actually vest. To calculate CAP the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table (“SCT”):

Fiscal Year 2024 Reconciliation of SCT Total to CAP*	PEO ($)	Average Non-PEO NEOs ($)
SCT Total	$684,392	$512,832
(Minus): Grant Date Fair Value of the “Option Awards” Column in the SCT for Applicable Fiscal Year	$213,052	$90,937
Plus: Add: Fair Value at Applicable Fiscal Year End of Awards Granted during Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal Year End	$206,189	$88,008
Plus: Change in Fair Value from the end of the Prior Fiscal Year to the end of the Applicable Fiscal Year of Awards Granted during Prior Fiscal Years that were Outstanding and Unvested as of Applicable Fiscal Year End	$(8,556)	$(3,522)
Plus: Vesting Date Fair Value of Awards Granted during Prior Fiscal Years that Vested During Applicable Fiscal Year	$85,095	$35,176
CAP	$754,068	$541,557

* For purposes of the above adjustments, the fair value of equity awards on the applicable date were determined in accordance with FASB’s ASC Topic 718, using valuation methodologies that are generally consistent with those used to determine the grant-date fair value for accounting purposes.

The table below contains ranges of assumptions used in the valuation of outstanding equity awards for the relevant fiscal year(s). For more information, please see the notes to our financial statements in our Annual Report on Form 10-K and the footnotes to the Summary Compensation Table of this Proxy Statement.

Stock Options	Fiscal Year 2024
Expected Term	1.1 – 5.4 years
Strike Price	$0.73 - $0.79
Volatility	76.0% - 82.9%
Dividend Yield	0.0% - 0.0%
Risk-Free Interest Rate	3.4% - 5.2%

(4)
The amounts reflect the cumulative total stockholder return of our common stock at the end of each fiscal year. In each case, assume an initial investment of $100 on December 31, 2021, and reinvestment of dividends, if any.
(5)
The amounts reported represent the net income reflected in the Company’s audited financial statements for the applicable fiscal year.

Named Executive Officers, Footnote

Year	PEO	Non-PEO NEOs
2024	Bruce D. Steel	Stephen Connelly, Ph. D., Christine Zedelmayer
2023	Bruce D. Steel	Stephen Connelly, Ph. D., Christine Zedelmayer
2022	Bruce D. Steel	Stephen Connelly, Ph. D., Christine Zedelmayer

PEO Total Compensation Amount	$ 684,392	$ 1,348,215	$ 1,678,838
PEO Actually Paid Compensation Amount	$ 754,068	1,029,248	606,129
Adjustment To PEO Compensation, Footnote

Fiscal Year 2024 Reconciliation of SCT Total to CAP*	PEO ($)	Average Non-PEO NEOs ($)
SCT Total	$684,392	$512,832
(Minus): Grant Date Fair Value of the “Option Awards” Column in the SCT for Applicable Fiscal Year	$213,052	$90,937
Plus: Add: Fair Value at Applicable Fiscal Year End of Awards Granted during Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal Year End	$206,189	$88,008
Plus: Change in Fair Value from the end of the Prior Fiscal Year to the end of the Applicable Fiscal Year of Awards Granted during Prior Fiscal Years that were Outstanding and Unvested as of Applicable Fiscal Year End	$(8,556)	$(3,522)
Plus: Vesting Date Fair Value of Awards Granted during Prior Fiscal Years that Vested During Applicable Fiscal Year	$85,095	$35,176
CAP	$754,068	$541,557

Non-PEO NEO Average Total Compensation Amount	$ 512,832	806,380	909,863
Non-PEO NEO Average Compensation Actually Paid Amount	$ 541,557	671,536	442,017
Adjustment to Non-PEO NEO Compensation Footnote

Fiscal Year 2024 Reconciliation of SCT Total to CAP*	PEO ($)	Average Non-PEO NEOs ($)
SCT Total	$684,392	$512,832
(Minus): Grant Date Fair Value of the “Option Awards” Column in the SCT for Applicable Fiscal Year	$213,052	$90,937
Plus: Add: Fair Value at Applicable Fiscal Year End of Awards Granted during Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal Year End	$206,189	$88,008
Plus: Change in Fair Value from the end of the Prior Fiscal Year to the end of the Applicable Fiscal Year of Awards Granted during Prior Fiscal Years that were Outstanding and Unvested as of Applicable Fiscal Year End	$(8,556)	$(3,522)
Plus: Vesting Date Fair Value of Awards Granted during Prior Fiscal Years that Vested During Applicable Fiscal Year	$85,095	$35,176
CAP	$754,068	$541,557

Equity Valuation Assumption Difference, Footnote

The table below contains ranges of assumptions used in the valuation of outstanding equity awards for the relevant fiscal year(s). For more information, please see the notes to our financial statements in our Annual Report on Form 10-K and the footnotes to the Summary Compensation Table of this Proxy Statement.

Stock Options	Fiscal Year 2024
Expected Term	1.1 – 5.4 years
Strike Price	$0.73 - $0.79
Volatility	76.0% - 82.9%
Dividend Yield	0.0% - 0.0%
Risk-Free Interest Rate	3.4% - 5.2%

Compensation Actually Paid vs. Total Shareholder Return	The following chart illustrates the relationship between CAP for our PEO and the average CAP for our Non-PEO NEOs against the Company’s TSR:
Compensation Actually Paid vs. Net Income	The following chart illustrates the relationship between CAP for our PEO and the average CAP for our Non-PEO NEOs against the Company’s net income:
Total Shareholder Return Amount	$ 19.85	19.18	28.12
Net Income (Loss)	$ (8,067,000)	$ (13,335,000)	$ (62,428,000)
PEO Name	Bruce D. Steel	Bruce D. Steel	Bruce D. Steel
Additional 402(v) Disclosure
(3)
CAP has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). The CAP calculation includes the end-of-year value of awards granted within the fiscal year, the change in fair value from prior year end of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when, or at which intrinsic value they will actually vest. To calculate CAP the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table (“SCT”):

Non Peo Name	Stephen Connelly, Ph. D., Christine Zedelmayer	Stephen Connelly, Ph. D., Christine Zedelmayer	Stephen Connelly, Ph. D., Christine Zedelmayer
Initial Fixed Investment Value				$ 100
The fair value of Expected term Minimum	1 year 1 month 6 days
The fair value of Expected term Maximum	5 years 4 months 24 days
The fair value of Strike Price Minimum	$ 0.73
The fair value of Strike Price Maximum	$ 0.79
The fair value of Volatility Minimum	76.00%
The fair value of Volatility Maximum	82.90%
The fair value of Dividend yield Minimum	0.00%
The fair value of Dividend yield Maximum	0.00%
The fair value of Riskfree interest rate Minimum	3.40%
The fair value of Riskfree interest rate Maximum	5.20%
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (213,052)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	206,189
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,556)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	85,095
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(90,937)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	88,008
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,522)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 35,176